OTHER INCOME, BY FUNCTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Material income and expense [abstract]
Coalition and loyalty program Multiplus	$ 240,952	$ 174,197	$ 154,958
Tours	109,463	133,575	113,225
Aircraft leasing	103,741	65,011	46,547
Customs and warehousing	26,793	24,548	25,457
Maintenance	6,585	17,090	11,669
Duty free	8,038	11,141	16,408
Other miscellaneous income	54,317	113,186	17,517
Total	$ 549,889	$ 538,748	$ 385,781